Putnam Minnesota Tax Exempt Income Fund
The fund's portfolio
8/31/23 (Unaudited)
Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
COP — Certificates of Participation
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corporation
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 4.06% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (101.4%)(a)
	Rating(RAT)	Principal amount	Value
Guam (1.5%)
Territory of GU, Govt. G.O. Bonds, 5.00%, 11/15/31	Ba1	$470,000	$478,904
Territory of GU, Govt. Bus. Privilege Tax Rev. Bonds, Ser. F, 4.00%, 1/1/42	Ba1	1,300,000	1,119,824
Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, Ser. A, 5.00%, 1/1/50	A-	1,000,000	995,350

			2,594,078
Illinois (0.8%)
IL State G.O. Bonds, Ser. B, 5.00%, 10/1/32	A3	1,250,000	1,325,007

			1,325,007
Minnesota (98.3%)
Anoka-Hennepin, G.O. Bonds, (Indpt. School Dist. No. 11), Ser. A, 3.00%, 2/1/45	AAA	4,100,000	3,278,637
Apple Valley, Sr. Hsg. Rev. Bonds, (Orchard Path Phase II), 4.00%, 9/1/61	BB-/P	400,000	286,255
Aurora, G.O. Bonds, (Indpt. School Dist. No. 2711), Ser. B, zero %, 2/1/29	Aa1	940,000	757,719
Baytown Twp., Lease Rev. Bonds, Ser. A
4.00%, 8/1/41	BB+	1,550,000	1,228,967
4.00%, 8/1/36	BB+	300,000	251,429
Bethel, Charter School Lease Rev. Bonds, (Spectrum High School), Ser. A, 4.25%, 7/1/47	BB+	895,000	692,090
Burnsville, G.O. Bonds
(Indpt. School Dist. No. 191), Ser. A, 4.00%, 2/1/33	Aa1	500,000	506,041
Ser. A, 2.30%, 12/20/28	AAA	1,060,000	978,131
Center City, Hlth. Care Fac. Rev. Bonds, (Hazelden Betty Ford Foundation), 5.00%, 11/1/44	Baa1	500,000	500,411
Central MN Muni. Pwr. Agcy. Rev. Bonds, AGM
5.00%, 1/1/32	AA	250,000	278,250
5.00%, 1/1/31	AA	350,000	388,475
5.00%, 1/1/30	AA	215,000	237,396
4.00%, 1/1/42	AA	340,000	329,704
4.00%, 1/1/33	AA	175,000	181,890
3.00%, 1/1/37	AA	300,000	259,556
3.00%, 1/1/36	AA	300,000	266,474
3.00%, 1/1/35	AA	375,000	340,814
3.00%, 1/1/34	AA	780,000	717,685
Chaska, G.O. Bonds, (Indpt. School Dist. No. 112), Ser. A, 5.00%, 2/1/31	Aa1	500,000	519,951
Chisholm Cnty., G.O. Bonds, (Indpt. School Dist. No. 695), Ser. A, zero %, 2/1/34	Aa1	525,000	350,629
Chisholm, Indpt. School Dist. No. 695 G.O. Bonds, Ser. A
5.00%, 2/1/33	Aa1	480,000	536,355
5.00%, 2/1/32	Aa1	750,000	838,440
5.00%, 2/1/31	Aa1	830,000	928,936
Circle Pines, G.O. Bonds, (Indpt. School Dist. No. 12), Ser. A, zero %, 2/1/25	AAA	750,000	706,507
Cologne, Charter School Lease Rev. Bonds, Ser. A, 5.00%, 7/1/34	BB+	345,000	330,231
Deephaven, Charter School Lease Rev. Bonds, (Eagle Ridge Academy), Ser. A, 5.25%, 7/1/40	BB+	500,000	490,363
Duluth, COP, (Indpt. School Dist. No. 709)
Ser. B, 5.00%, 2/1/28	Aa1	1,390,000	1,482,378
Ser. B, 5.00%, 2/1/27	Aa1	370,000	388,545
Ser. B, 5.00%, 2/1/26	Aa1	395,000	408,654
Ser. B, 5.00%, 2/1/25	Aa1	375,000	382,582
Ser. B, 5.00%, 2/1/24	Aa1	400,000	402,288
Ser. A, 4.00%, 3/1/32	Baa1	1,355,000	1,292,882
Duluth, Econ. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(Essentia Hlth. Oblig. Group), Ser. A, 5.25%, 2/15/58	A-	1,000,000	1,003,093
(Essentia Hlth. Oblig. Group), 5.00%, 2/15/43	A-	2,000,000	2,019,626
(St. Luke's Hosp. of Duluth Oblig. Group), 4.00%, 6/15/39	BBB-	225,000	195,065
(St. Luke's Hosp. of Duluth Oblig. Group), 4.00%, 6/15/38	BBB-	375,000	329,494
(St. Luke's Hosp. of Duluth Oblig. Group), 3.00%, 6/15/44	BBB-	825,000	551,379
Duluth, Econ. Dev. Auth. Rev. Bonds, (Benedictine Hlth. Syst. Oblig. Group), Ser. A
4.00%, 7/1/41	BB/P	930,000	726,310
4.00%, 7/1/36	BB/P	250,000	209,269
Forest Lake, Charter School Lease Rev. Bonds, (LILA Bldg. Co.), Ser. A
5.50%, 8/1/36	BB+	250,000	251,212
4.50%, 8/1/26	BB+	220,000	218,868
Gibbon, Indpt. School Dist. No. 2365 G.O. Bonds, Ser. A, 5.00%, 2/1/48	AAA	1,850,000	1,943,687
Ham Lake, Charter School Lease Rev. Bonds
(DaVinci Academy of Arts & Science), Ser. A, 5.00%, 7/1/47	BB-/P	500,000	441,033
(Parnassus Preparatory School), Ser. A, 5.00%, 11/1/36	BB+	250,000	237,488
Hastings, G.O. Bonds, (Indpt. School Bldg. & Dist. No. 200), Ser. A, zero %, 2/1/30	Aa1	1,000,000	785,406
Hennepin Cnty., G.O. Bonds
Ser. A, 5.00%, 12/1/38	AAA	530,000	553,905
Ser. C, 5.00%, 12/15/35	AAA	3,000,000	3,311,143
Ser. C, 5.00%, 12/1/34	AAA	1,500,000	1,579,405
Hennepin Cnty., Regl. RR Auth. G.O. Bonds, Ser. A, 5.00%, 12/1/35	AAA	3,000,000	3,294,972
Hennepin Cnty., VRDN, Ser. B, 4.05%, 12/1/38	A-1+	1,500,000	1,500,000
Independence, Charter School Rev. Bonds, (Global Academy, Inc.), Ser. A, 4.00%, 7/1/51	BB	650,000	473,037
Intermediate School Dist. No. 287 COP, Ser. A, 4.00%, 5/1/27	A1	250,000	252,600
Lakeville, G.O. Bonds, (Indpt. School Dist. No. 194), Ser. B, 4.00%, 2/1/27	Aa1	510,000	518,881
Litchfield, G.O. Bonds, (Indpt. School Dist. No. 465)
5.00%, 2/1/25	AAA	870,000	890,960
5.00%, 2/1/24	AAA	1,065,000	1,071,952
Maple Grove, Hlth. Care Fac. Rev. Bonds, (Maple Grove Hosp. Corp.)
5.00%, 5/1/32	Baa2	500,000	513,818
5.00%, 5/1/31	Baa2	500,000	515,662
5.00%, 5/1/30	Baa2	850,000	877,633
Minneapolis & St. Paul, Metro. Arpt. Comm. Rev. Bonds
Ser. A, 5.00%, 1/1/52	A+	2,000,000	2,084,506
Ser. C, 5.00%, 1/1/37	AA-	825,000	858,071
Ser. C, 5.00%, 1/1/36	AA-	825,000	862,305
Minneapolis, G.O. Bonds
(Special School Dist. No. 1), Ser. A, 4.00%, 2/1/35	AAA	1,590,000	1,637,071
3.00%, 12/1/28	AAA	1,650,000	1,633,603
Minneapolis, Hlth. Care Syst. Mandatory Put Bonds (11/15/28), (Allina Hlth.), Ser. A, 5.00%, 11/15/52	AA-	2,000,000	2,127,613
Minneapolis, Hlth. Care Syst. Rev. Bonds
(Fairview Hlth. Svcs. Oblig. Group), Ser. A, 5.00%, 11/15/44	Baa1	250,000	251,153
(Fairview Hlth. Svcs. Oblig. Group), Ser. A, 5.00%, 11/15/34	Baa1	2,230,000	2,326,826
(Allina Hlth.), 4.00%, 11/15/40	AA-	4,510,000	4,273,760
(Fairview Hlth. Svcs. Oblig. Group), Ser. A, 4.00%, 11/15/38	Baa1	500,000	468,213
Minneapolis, Rev. Bonds, (YMCA of the Greater Twin Cities)
4.00%, 6/1/31	Baa2	100,000	101,144
4.00%, 6/1/27	Baa2	100,000	101,327
Minneapolis, Student Hsg. 144A Rev. Bonds, (Riverton Cmnty. Hsg.), 5.00%, 8/1/53	BB/P	500,000	467,656
MN State College & U. Rev. Bonds, Ser. A, 4.00%, 10/1/25	AA-	1,000,000	1,000,356
MN State COP, (Legislative Office Fac.), 5.00%, 6/1/37	AA+	3,000,000	3,023,439
MN State Higher Ed. Fac. Auth. Rev. Bonds
(St. Catherine U.), 5.125%, 10/1/48	Baa1	750,000	751,443
(Carleton College), 5.00%, 3/1/48(FWC)	Aa2	2,750,000	2,936,185
(Bethel U.), 5.00%, 5/1/47	BB+	1,000,000	887,093
(Augsburg U.), Ser. A, 5.00%, 5/1/46	Ba1	750,000	665,323
(St. Catherine U.), 5.00%, 10/1/43	Baa1	600,000	603,498
(U. of St. Thomas), 5.00%, 10/1/40	A2	1,000,000	1,032,114
(Carleton College), 5.00%, 3/1/39(FWC)	Aa2	1,010,000	1,112,511
(Carleton College), 5.00%, 3/1/38(FWC)	Aa2	475,000	525,810
(Carleton College), 5.00%, 3/1/37(FWC)	Aa2	500,000	560,172
(College of St. Benedict), Ser. 8-K, 5.00%, 3/1/37	Baa2	1,000,000	1,010,287
(U. of St. Thomas), Ser. L-8, 5.00%, 4/1/35	A2	750,000	778,470
(Macalester College), 4.00%, 3/1/48	Aa3	1,000,000	936,327
(St. Olaf College), 4.00%, 10/1/46	A1	5,100,000	4,725,743
(College of St. Scholastica, Inc.), 4.00%, 12/1/40	Baa2	1,500,000	1,303,181
(St. John's U.), 4.00%, 10/1/39	A2	425,000	398,977
(St. Catherine U.), Ser. A, 4.00%, 10/1/37	Baa1	580,000	542,884
(Carleton College), 4.00%, 3/1/37	Aa2	500,000	500,920
(St. Catherine U.), Ser. A, 4.00%, 10/1/36	Baa1	920,000	875,745
(College of St. Benedict), 4.00%, 3/1/36	Baa2	410,000	388,043
(St. John's U.), 4.00%, 10/1/35	A2	170,000	170,198
(U. of St. Thomas), Ser. A, 4.00%, 10/1/35	A2	400,000	401,775
(St. John's U.), 4.00%, 10/1/34	A2	175,000	176,523
(U. of St. Thomas), Ser. A, 4.00%, 10/1/34	A2	400,000	404,358
(St. John's U.), 4.00%, 10/1/33	A2	475,000	480,070
(St. Olaf College), Ser. 8-N, 4.00%, 10/1/26	A1	85,000	85,921
(Macalester College), 3.00%, 3/1/43	Aa3	325,000	253,475
(Macalester College), 3.00%, 3/1/40	Aa3	360,000	296,970
(St. John's U.), 3.00%, 10/1/38	A2	245,000	197,175
(St. Olaf College), 3.00%, 10/1/38	A1	2,000,000	1,614,123
(St. John's U.), 3.00%, 10/1/36	A2	420,000	353,398
MN State G.O. Bonds, Ser. A
5.00%, 8/1/30	Aaa	1,155,000	1,171,509
5.00%, 8/1/27	Aaa	2,000,000	2,031,993
MN State Hsg. Fin. Agcy. Rev. Bonds, Ser. F, 3.00%, 7/1/52	Aa1	2,890,000	2,758,644
MN State Muni. Gas Agcy. Mandatory Put Bonds (12/1/27), Ser. A, 4.00%, 12/1/52	Aa1	4,000,000	3,951,058
MN State Muni. Pwr. Agcy. Elec. Rev. Bonds
Ser. A, 5.00%, 10/1/35	Aa3	500,000	506,875
Ser. A, 5.00%, 10/1/34	Aa3	850,000	861,956
5.00%, 10/1/33	Aa3	250,000	253,516
5.00%, 10/1/29	Aa3	350,000	366,743
MN State Office of Higher Ed. Rev. Bonds, (Supplemental Student Loan Program), 4.00%, 11/1/37	AA	200,000	195,891
MN State Res. Hsg. Fin. Agcy. Rev. Bonds
Ser. C, 4.00%, 8/1/39	Aa1	1,000,000	967,463
Ser. E, 3.50%, 1/1/46	Aa1	140,000	137,795
Moorhead, Edl. Fac. Rev. Bonds, (Concordia College Corp.), 5.00%, 12/1/40	Baa1	500,000	503,882
New London-Spicer, G.O. Bonds, (Indpt. School Dist. No. 345), Ser. A, 4.00%, 2/1/31	AAA	500,000	512,202
Northern MN Muni. Pwr. Agcy. Elec. Syst. Rev. Bonds
5.00%, 1/1/41	A3	400,000	408,418
5.00%, 1/1/36	A3	180,000	187,165
5.00%, 1/1/35	A3	170,000	177,665
5.00%, 1/1/34	A3	210,000	219,697
5.00%, 1/1/33	A3	235,000	246,223
5.00%, 1/1/32	A3	215,000	225,786
5.00%, 1/1/31	A3	200,000	210,138
5.00%, 1/1/28	A3	250,000	258,600
Otsego, Charter School Lease Rev. Bonds, (Kaleidoscope Charter School), Ser. A, 5.00%, 9/1/44	BB-	200,000	172,455
Ramsey, Charter School Rev. Bonds, (PACT Charter School), Ser. A, 5.00%, 6/1/32	BB+	600,000	597,436
Ramsey Cnty., G.O. Bonds, Ser. A, 3.375%, 2/1/39	Aaa	580,000	527,429
Rice Cnty., G.O. Bonds, Ser. A, 4.00%, 2/1/48	AAA	2,000,000	1,890,508
Richfield, G.O. Bonds, (Indpt. School Dist. No. 280), Ser. A, 4.00%, 2/1/36	AAA	1,500,000	1,529,455
Rochester, Elec. Util. Rev. Bonds, Ser. A
5.00%, 12/1/36	Aa3	500,000	520,140
5.00%, 12/1/35	Aa3	730,000	759,857
Rochester, G.O. Bonds, (Indpt. School Dist. No. 535), Ser. A, 4.00%, 2/1/32	AAA	1,805,000	1,889,965
Rochester, Hlth. Care Fac. Rev. Bonds, (Mayo Clinic)
Ser. B, 5.00%, 11/15/36	Aa2	500,000	582,289
4.00%, 11/15/48	Aa2	1,500,000	1,412,727
Rochester, Hlth. Care Fac. VRDN, (Mayo Clinic)
Ser. A, 4.20%, 11/15/38	A-1+	3,815,000	3,815,000
Ser. B, 4.20%, 11/15/38	VMIG 1	1,500,000	1,500,000
Sartell, G.O. Bonds, (Indpt. School Bldg. & Dist. No. 748), Ser. B, zero %, 2/1/34	Aa1	700,000	457,597
Shakopee, G.O. Bonds, (Indpt. School Dist. No. 720), Ser. C, zero %, 2/1/30	Aa1	3,355,000	2,590,722
Shakopee, Hlth. Care Fac. Rev. Bonds, (St. Francis Regl. Med. Ctr.)
5.00%, 9/1/34	A-	670,000	674,274
5.00%, 9/1/29	A-	250,000	252,416
Southern MN Muni. Pwr. Agcy. Supply Syst. Rev. Bonds, Ser. A
5.00%, 1/1/42	A1	1,500,000	1,584,583
5.00%, 1/1/36	A1	500,000	515,057
NATL, zero %, 1/1/24	A1	2,000,000	1,976,095
St. Cloud, Hlth. Care Rev. Bonds, (CentraCare Hlth. Syst.)
Ser. A, 5.00%, 5/1/46	A2	1,500,000	1,511,245
4.00%, 5/1/49	A2	2,505,000	2,265,455
St. Paul, G.O. Bonds, (Indpt. School Dist. No. 625), Ser. D, 5.00%, 2/1/29	AAA	1,310,000	1,441,324
St. Paul, Hsg. & Redev. Auth. Charter School Lease Rev. Bonds
(Hmong College Preparatory Academy), 5.00%, 9/1/55	BB+	2,500,000	2,143,803
Ser. A, 5.00%, 12/1/37	BBB-	500,000	492,138
(Twin Cities Academy), Ser. A, 5.00%, 7/1/35	BB	250,000	236,104
(German Immersion School), Ser. A, 5.00%, 7/1/33	BB	500,000	493,860
(Nova Classical Academy), Ser. A, 4.00%, 9/1/36	BB+	300,000	257,112
(Nova Classical Academy), 4.00%, 9/1/31	BB+	350,000	327,178
(Nova Classical Academy), 2.00%, 9/1/26	BB+	235,000	215,344
St. Paul, Hsg. & Redev. Auth. Energy Rev. Bonds, Ser. A, 4.00%, 10/1/33	A-	650,000	657,640
St. Paul, Hsg. & Redev. Auth. Hlth. Care Rev. Bonds, (Fairview Hlth. Svcs. Oblig. Group), Ser. A
4.00%, 11/15/37	Baa1	1,000,000	944,579
4.00%, 11/15/36	Baa1	1,000,000	952,759
St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev. Bonds, (HealthPartners Oblig. Group), Ser. A
5.00%, 7/1/33	A2	1,000,000	1,017,128
5.00%, 7/1/32	A2	500,000	508,643
St. Paul, Hsg. & Redev. Auth. Hosp. Fac. Rev. Bonds, (Healtheast Care Syst.), Ser. A, U.S. Govt. Coll., 5.00%, 11/15/40 (Prerefunded 11/15/25)	AAA/P	650,000	672,970
St. Paul, Hsg. & Redev. Auth. Rev. Bonds, (SPCPA Bldg. Co.), Ser. A, 4.625%, 3/1/43	BB	350,000	295,132
St. Paul, Metro. Council Area G.O. Bonds
Ser. B, 5.00%, 3/1/24	Aaa	3,400,000	3,428,413
(Transit Cap.), Ser. C, 4.00%, 3/1/25	Aaa	1,120,000	1,120,589
(Waste Wtr.), Ser. I, 3.00%, 3/1/27	Aaa	750,000	741,137
St. Paul, Port Auth. Lease Rev. Bonds, (Regions Hosp. Pkg. Ramp), Ser. 1, 5.00%, 8/1/36	A-/P	680,000	680,089
U. of MN Rev. Bonds, Ser. A
5.00%, 9/1/42	Aa1	3,410,000	3,539,655
5.00%, 9/1/40	Aa1	1,460,000	1,520,008
5.00%, 4/1/35	Aa1	1,000,000	1,039,288
Warren-Alvarado-Oslo, G.O. Bonds, (Indpt. School Dist. No. 2176), Ser. A
3.625%, 2/1/40	Aa1	1,120,000	1,018,643
3.50%, 2/1/39	Aa1	1,300,000	1,178,641
3.25%, 2/1/36	Aa1	625,000	600,425
Western MN Muni. Pwr. Agcy. Rev. Bonds
(Red Rock Hydroelectric), Ser. A, 5.00%, 1/1/49	Aa2	3,500,000	3,633,952
Ser. A, 5.00%, 1/1/32	Aa2	500,000	517,805
Winona, G.O. Bonds, (Indpt. School Dist. No 861), Ser. A, 4.00%, 2/1/31	AAA	1,075,000	1,123,373
Wright Cnty., COP, Ser. A, 3.00%, 12/1/39	AA	1,050,000	865,644

			165,831,618
New Jersey (0.2%)
NJ State Econ. Dev. Auth. Rev. Bonds, (NYNJ Link Borrower, LLC), 5.375%, 1/1/43	BBB+	260,000	260,351

			260,351
New York (0.1%)
Nassau Cnty., Local Econ. Assistance Corp. Rev. Bonds, (Catholic Hlth. Svcs. of Long Island Oblig. Group), 5.00%, 7/1/33	A-	100,000	100,709

			100,709
Ohio (0.2%)
Franklin Cnty., Hlth. Care Fac. Rev. Bonds, (Friendship Village of Dublin), 5.00%, 11/15/23	BBB+/F	150,000	150,256
Warren Cnty., Hlth. Care Fac. Rev. Bonds, (Otterbein Homes Oblig. Group), Ser. A, 5.00%, 7/1/40	A	250,000	251,435

			401,691
Puerto Rico (0.3%)
Cmnwlth. of PR, G.O. Bonds, Ser. A-1, 4.00%, 7/1/37	BB/P	500,000	449,848

			449,848

Total municipal bonds and notes (cost $179,035,302)			$170,963,302

SHORT-TERM INVESTMENTS (0.8%)(a)
	Shares	Value
Putnam Short Term Investment Fund Class P 5.57%(AFF)	1,318,418	$1,318,418

Total short-term investments (cost $1,318,418)		$1,318,418
TOTAL INVESTMENTS

Total investments (cost $180,353,720)		$172,281,720

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/23 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Citibank, N.A.
$2,800,000	$3,150	$—	9/7/23	—	2.83% minus Municipal Market Data Index AAA municipal yields 5 Year rate — At maturity	$(3,150)

Upfront premium received		—	Unrealized appreciation			—

Upfront premium (paid)		—	Unrealized (depreciation)			(3,150)

Total		$—			Total	$(3,150)

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2023 through August 31, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $168,659,861.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 5/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 8/31/23
	Short-term investments
	Putnam Short Term Investment Fund**	$281,599	$7,083,993	$6,047,174	$14,633	$1,318,418

	Total Short-term investments	$281,599	$7,083,993	$6,047,174	$14,633	$1,318,418
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(FWC)	Forward commitment, in part or in entirety (Note 1).
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 4.06%, 5.44% and 5.66%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Local debt	31.8%
	Education	25.4
	Health care	18.4
	Utilities	10.7
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging inflation, for gaining exposure to inflation and for hedging and gaining exposure to interest rate and term structure risk.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $3,150 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$170,963,302	$—
Short-term investments	—	1,318,418	—

Totals by level	$—	$172,281,720	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Total return swap contracts	$—	$(3,150)	$—

Totals by level	$—	$(3,150)	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
OTC total return swap contracts (notional)	$2,700,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com